UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Health Care Fund
	Shares	Value ($)
Common Stocks 97.9%
Health Care 97.9%
Biotechnology 25.3%
Acorda Therapeutics, Inc.*	20,112	679,585
Alexion Pharmaceuticals, Inc.*	32,272	3,477,631
Alkermes PLC*	65,737	2,087,150
Alnylam Pharmaceuticals, Inc.*	23,443	1,214,347
Amarin Corp. PLC (ADR)* (a)	44,414	279,808
Amgen, Inc.	72,920	7,943,905
Anacor Pharmaceuticals, Inc.* (a)	167,351	1,691,919
ARIAD Pharmaceuticals, Inc.* (a)	89,684	1,668,122
Biogen Idec, Inc.*	17,179	3,659,471
BioMarin Pharmaceutical, Inc.*	31,644	2,071,733
Celgene Corp.*	53,949	7,551,781
Celldex Therapeutics, Inc.* (a)	40,332	876,011
Cubist Pharmaceuticals, Inc.* (a)	22,534	1,427,754
Gilead Sciences, Inc.*	177,601	10,704,012
Incyte Corp., Ltd.* (a)	46,355	1,570,971
Infinity Pharmaceuticals, Inc.* (a)	22,797	421,973
KaloBios Pharmaceuticals, Inc.*	40,000	222,800
Medivation, Inc.*	30,031	1,697,652
Momenta Pharmaceuticals, Inc.*	81,933	1,154,436
Neurocrine Biosciences, Inc.*	31,239	455,152
OncoMed Pharmaceuticals, Inc.*	22,688	368,226
Onyx Pharmaceuticals, Inc.* (a)	19,914	2,460,972
Pharmacyclics, Inc.*	10,388	1,158,262
Regeneron Pharmaceuticals, Inc.* (a)	11,959	2,897,785
TESARO, Inc.*	34,341	1,187,512
United Therapeutics Corp.* (a)	9,809	695,556
Vertex Pharmaceuticals, Inc.*	35,142	2,640,921

		62,265,447
Health Care Services 17.4%
Aetna, Inc.	61,400	3,892,146
AmerisourceBergen Corp.	45,721	2,602,439
Cardinal Health, Inc.	48,057	2,416,306
Catamaran Corp.*	40,218	2,208,370
Centene Corp.*	20,685	1,182,148
Cerner Corp.* (a)	37,544	1,729,277
CIGNA Corp.	51,904	4,084,326
CVS Caremark Corp.	34,637	2,010,678
Express Scripts Holding Co.*	57,224	3,655,469
HCA Holdings, Inc.	50,910	1,944,253
Humana, Inc.	21,748	2,002,556
McKesson Corp.	35,523	4,312,847
Quest Diagnostics, Inc. (a)	22,766	1,334,543
Team Health Holdings, Inc.*	21,616	830,703
UnitedHealth Group, Inc.	89,202	6,399,351
Universal Health Services, Inc. "B"	24,373	1,651,271
WellCare Health Plans, Inc.*	10,985	699,415

		42,956,098
Life Sciences Tools & Services 4.1%
Agilent Technologies, Inc.	45,783	2,135,319
Analogic Corp.	10,247	764,836
Illumina, Inc.* (a)	24,779	1,928,797
PAREXEL International Corp.* (a)	18,594	863,320
Thermo Fisher Scientific, Inc. (a)	35,487	3,152,310
Waters Corp.*	12,527	1,238,294

		10,082,876
Medical Supply & Specialty 13.8%
Align Technology, Inc.* (a)	17,117	745,445
ArthroCare Corp.*	23,716	751,086
AtriCure, Inc.*	57,189	502,691
Baxter International, Inc.	51,930	3,612,251
Boston Scientific Corp.*	264,393	2,797,278
CareFusion Corp.*	31,745	1,138,058
CONMED Corp.	45,327	1,409,217
Covidien PLC	48,928	2,906,323
DENTSPLY International, Inc.	29,474	1,237,613
HeartWare International, Inc.*	16,991	1,335,493
Hologic, Inc.* (a)	52,074	1,111,259
Medtronic, Inc.	73,554	3,806,420
Sirona Dental Systems, Inc.*	23,400	1,515,618
St. Jude Medical, Inc.	20,113	1,013,896
Stryker Corp.	41,740	2,791,989
The Cooper Companies, Inc. (a)	11,071	1,445,983
Thoratec Corp.*	24,821	886,854
Vascular Solutions, Inc.*	23,807	375,436
Volcano Corp.* (a)	63,974	1,370,323
Zimmer Holdings, Inc.	39,887	3,154,663

		33,907,896
Pharmaceuticals 37.3%
Abbott Laboratories	81,295	2,709,562
AbbVie, Inc.	109,615	4,670,695
ACADIA Pharmaceuticals, Inc.* (a)	35,997	718,500
Achillion Pharmaceuticals, Inc.*	32,354	208,683
Actavis, Inc.* (a)	27,018	3,652,293
Aegerion Pharmaceuticals, Inc.*	5,279	457,584
Allergan, Inc.	28,770	2,542,693
Astex Pharmaceuticals, Inc.*	127,268	833,605
Bayer AG (Registered)	16,975	1,885,010
BioDelivery Sciences International, Inc.* (a)	81,171	425,336
Bristol-Myers Squibb Co.	139,094	5,798,829
DepoMed, Inc.*	134,468	964,136
Eli Lilly & Co.	148,343	7,624,830
Endo Health Solutions, Inc.* (a)	31,872	1,309,621
Endocyte, Inc.*	48,000	689,280
Forest Laboratories, Inc.*	54,611	2,322,606
Furiex Pharmaceuticals, Inc.*	13,806	530,979
Hi-Tech Pharmacal Co., Inc.	12,599	543,143
Johnson & Johnson	103,798	8,969,185
Mallinckrodt PLC*	6,116	266,963
Medicines Co.* (a)	9,900	312,939
Merck & Co., Inc.	192,559	9,106,115
Mylan, Inc.* (a)	70,663	2,497,230
Novartis AG (Registered)	41,183	3,003,135
NPS Pharmaceuticals, Inc.* (a)	28,393	712,664
Pacira Pharmaceuticals, Inc.*	25,960	940,271
Perrigo Co. (a)	14,915	1,812,918
Pfizer, Inc.	309,790	8,739,176
Questcor Pharmaceuticals, Inc.	6,486	432,486
Roche Holding AG (Genusschein)	12,684	3,164,014
Salix Pharmaceuticals Ltd.* (a)	17,080	1,143,335
Sanofi (ADR)	68,318	3,264,234
Shire PLC (ADR) (a)	18,304	2,017,467
Teva Pharmaceutical Industries Ltd. (ADR)	34,839	1,331,547
UCB SA	30,044	1,746,805
Valeant Pharmaceuticals International, Inc.*	18,312	1,800,802
VIVUS, Inc.* (a)	36,919	462,595
Warner Chilcott PLC "A"	84,050	1,802,873
Zoetis, Inc.	17,292	504,062

		91,918,201

Total Common Stocks (Cost $141,462,503)		241,130,518
Securities Lending Collateral 17.0%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $41,982,958)	41,982,958	41,982,958
Cash Equivalents 2.1%
Central Cash Management Fund, 0.05% (b) (Cost $5,074,921)	5,074,921	5,074,921

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $188,520,382) †	117.0	288,188,397
Other Assets and Liabilities, Net	(17.0)	(41,811,007)

Net Assets	100.0	246,377,390

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $188,952,987.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $99,235,410.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,390,433 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,155,023.

(a)	All or a portion of these securities were on loan. The value of securities loaned at August 31, 2013 amounted to $40,701,918 which is 16.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$62,265,447	$—	$—	$62,265,447
Health Care Services	42,956,098	—	—	42,956,098
Life Sciences Tools & Services	10,082,876	—	—	10,082,876
Medical Supply & Specialty	33,907,896	—	—	33,907,896
Pharmaceuticals	82,119,237	9,798,964	—	91,918,201
Short-Term Investments(d)	47,057,879	—	—	47,057,879
Total	$278,389,433	$9,798,964	$—	$288,188,397

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013